GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
8.	GOODWILL

Goodwill of RMB99,316,001 as of December 31, 2012 and 2013 represented the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired relating to the acquisition of Snow Wolf Software during 2009, the acquisition of Julun Network during 2010 and the acquisition of Beijing Giant Zhengtu during 2012.

During the years ended December 31, 2012 and 2013, the Group performed a qualitative assessment to determine whether it was more likely than not that the fair value of a reporting unit was less than its carrying amount. Based on the qualitative assessment, the Group determined that it was not more likely than not that the fair value of the reporting unit was less than the carrying value. Accordingly, the first and second steps of the goodwill impairment test were not necessary in accordance with ASC 350-10. No impairment on goodwill was recognized for the years ended December 31, 2012 and 2013.